Employee compensation and benefits - Share-based payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 529	$ 482	$ 400
Expense from share-based payments	578	522	424
Conditional share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	551	499	402
Savings-related and other share award option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	$ 27	$ 23	$ 22